Acquisitions and divestments - Opening balance sheet (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Acquisitions and divestments [Line Items]
Assets	€ 30,688	€ 30,961
Vesper Medical [Member]
Acquisitions and divestments [Line Items]
Identifiable intangible assets recognised as of acquisition date	84
Deferred tax assets recognised as of acquisition date	15
Cash and cash equivalents recognised as of acquisition date	7
Assets	106
Trade and other payables recognised as of acquisition date	(1)
Deferred tax liabilities recognised as of acquisition date	(20)
Liabilities	(21)
Goodwill recognised as of acquisition date	177
Consideration transferred, acquisition-date fair value	262
Cash transferred	227
Vesper Medical [Member] | At fair value [member]
Acquisitions and divestments [Line Items]
Contingent consideration recognised as of acquisition date	€ 34